5. Photo File Asset Purchase Agreement (Details - Assumed from acquisition) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 11, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash		$ 1,515,000	$ 0
Total bargain purchase gain		$ (7,296,766)	$ 0
Trade Names [Member]
Finite lived intangibles	$ 340,000
Memorabilia [Member]
Finite lived intangibles	3,600,000
Copyright Image Library [Member]
Finite lived intangibles	4,100,000
Noncompete Agreements [Member]
Finite lived intangibles	90,000
Licensing Agreements [Member]
Finite lived intangibles	9,000,000
Customer Relationships [Member]
Finite lived intangibles	2,330,000
Photo File Inc. [Member]
Cash	2,000,000
10% Interest in sub	2,750,000
Royalty payments	4,279,000
Contingent consideration	2,000,000
Total Purchase Price	11,029,000
Accounts Receivable	313,257
Other assets	0
Total Identifiable assets	19,773,257
Total liabilities assumed	(1,447,491)
Total net assets	18,325,766
Total bargain purchase gain	$ (7,296,766)